ASSETS HELD FOR SALE AND INVENTORIES, NET - Breakdown of inventories and assets held for sale (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
ASSETS HELD FOR SALE AND INVENTORIES, NET
Inventories, net	$ 394,354	$ 290,605
Assets held for sale	124,395	345,423
Total assets held for sale and inventories, net	$ 518,749	$ 636,028